FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables - Loans and receivables, category [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Asset-backed securities:
Asset-backed securities		£ 4,052	£ 3,297
Corporate and other debt securities		1,192	43
Debt securities		5,238	3,314
Investment Grade [Member]
Asset-backed securities:
Asset-backed securities	[1]	4,026	3,290
Corporate and other debt securities	[1]	1,176	27
Other [Member]
Asset-backed securities:
Asset-backed securities	[2]	26	7
Corporate and other debt securities	[2]	16	16
Mortgages [member]
Asset-backed securities:
Asset-backed securities		3,272	2,265
Mortgages [member] | Investment Grade [Member]
Asset-backed securities:
Asset-backed securities	[1]	3,263	2,265
Mortgages [member] | Other [Member]
Asset-backed securities:
Asset-backed securities	[2]	9
Other asset-backed [Member]
Asset-backed securities:
Asset-backed securities		780	1,032
Other asset-backed [Member] | Investment Grade [Member]
Asset-backed securities:
Asset-backed securities	[1]	763	1,025
Other asset-backed [Member] | Other [Member]
Asset-backed securities:
Asset-backed securities	[2]	17	7
Debt securities held within loans and receivables [Member]
Asset-backed securities:
Gross exposure		5,244	3,340
Allowance for impairment losses		(6)	(26)
Debt securities held within loans and receivables [Member] | Investment Grade [Member]
Asset-backed securities:
Gross exposure	[1]	5,202	3,317
Debt securities held within loans and receivables [Member] | Other [Member]
Asset-backed securities:
Gross exposure	[2]	£ 42	£ 23

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (31 December 2018: 6 million; 1 January 2018: nil) and not rated (31 December 2018: 36 million; 1 January 2018: 23 million).